Warrant Liability (Details) - Warrants [Member] - Derivative Liabilities [Member] - $ / shares	Sep. 30, 2019	Jun. 30, 2019	Mar. 01, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Closing share price	$ 3.10	$ 69.00	$ 70.00
Exercise price	$ 0.20	$ 0.20	$ 0.20
Risk free rate	2.00%	2.00%	2.27%
Expected volatility	402.00%	376.00%	364.00%
Dividend yield	0.00%	0.00%	0.00%
Expected life	1 year 5 months 1 day	1 year 8 months 5 days	2 years